Offerings	Mar. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2032
Amount Registered | shares	625,000
Proposed Maximum Offering Price per Unit	1,000
Maximum Aggregate Offering Price	$ 625,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 95,687.5
Offering Note
1
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No. 333-277522)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

2	See Offering Note 1

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Senior Notes due 2035
Amount Registered | shares	625,000
Proposed Maximum Offering Price per Unit	998.94
Maximum Aggregate Offering Price	$ 624,337,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 95,586.07
Offering Note
1
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No. 333-277522)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

2	See Offering Note 1